Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	6 Months Ended
Jun. 30, 2021 $ / shares
July 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	8 months 12 days
July 2011 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.20
July 2011 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	0.80
July 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80
Weighted-average Remaining Contractual Life (Years)	1 year 8 months 12 days
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	2 years 8 months 12 days
July 2013 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 0.80
July 2013 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.36
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36
Weighted-average Remaining Contractual Life (Years)	3 years 8 months 12 days
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	4 years 8 months 12 days
July 2015 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.36
July 2015 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	1.88
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 2.26
Weighted-average Remaining Contractual Life (Years)	5 years 8 months 12 days
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 1.28
Weighted-average Remaining Contractual Life (Years)	6 years 10 months 24 days
December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 2.06
Weighted-average Remaining Contractual Life (Years)	9 years 7 months 2 days
January - March 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	9 years 9 months 14 days
January - March 2021 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 2.35
January - March 2021 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price of outstanding share options	$ 4.12